Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
sets measured at fair value on a recurring basis at December 31, 2019 and 2018:

	December 31, 2019			December 31, 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Student Loan Pools	$—	$40,231,830	$—	$—	$12,885,501	$—
SBA Bonds	—	111,893,099	—	—	125,446,531	—
Tax Exempt Municipal Bonds	—	47,241,494	—	—	61,330,369	—
Taxable Municipal Bonds	—	14,840,410	—	—	1,977,885	—
Mortgage-Backed Securities	—	200,438,007	—	—	184,460,551	—
Total	$—	$414,644,840	$—	$—	$386,100,837	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 and 2018, aggregated by the level in the fair value hierarchy within which those measurements fall.

	December 31, 2019
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$3,990,606	$—	$3,990,606
Collateral Dependent Impaired Loans (1)	—	—	3,222,746	3,222,746
Foreclosed Assets	—	—	677,740	677,740
Total	$—	$3,990,606	$3,900,486	$7,891,092
	December 31, 2018
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$1,781,985	$—	$1,781,985
Collateral Dependent Impaired Loans (1)	—	—	8,613,570	8,613,570
Foreclosed Assets	—	—	722,442	722,442
Total	$—	$1,781,985	$9,336,012	$11,117,997

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements were as follows as of December 31, 2019 and 2018:

	Valuation	Significant	2019	2018
Level 3 Assets	Technique	Unobservable Inputs	Range	Range
Collateral Dependent Impaired Loans	Appraised Value	Discount Rates/ Discounts to Appraised Values	8% - 92%	7% - 97%
Foreclosed Assets	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	18% - 42%	16% - 100%

Summary of the carrying value and estimated fair value of financial instruments
The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2019 and 2018 presented in accordance with the applicable accounting guidance.

	December 31, 2019
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$12,536	$12,536	$12,536	$—	$—
Certificates of Deposits with Other Banks	950	950	—	950	—
Investment and Mortgage-Backed Securities	433,892	434,451	—	434,451	—
Loans Receivable, Net	452,859	450,796	—	—	450,796
FHLB Stock	2,537	2,537	2,537	—	—

Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$541,954	$541,954	$541,954	$—	$—
Certificate Accounts	229,453	229,363	—	229,363	—
Advances From FHLB	38,138	38,233	—	38,233	—
Other Borrowed Money	11,580	11,580	11,580	—	—
Subordinated Debentures	30,000	30,000	—	30,000	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—
Senior Convertible Debentures	6,044	6,044	—	6,044	—